Document and Entity Information	Jun. 02, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001891101
Document Type	8-K
Document Period End Date	Jun. 02, 2023
Entity Registrant Name	BRC Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41275
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	1144 S. 500 W
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(801)
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false